Pensions and Other Post-Employment Benefit Plans - Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current liabilities	₽ 631	₽ 615
Non-current liabilities	5,232	4,933
Total net pension obligations	₽ 5,863	₽ 5,548	₽ 4,591	₽ 4,361